Borrowings - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 42,985	£ 45,465	£ 31,220	£ 30,794
Collateral received	111	60
Lease liabilities	714	558
GBP LIBOR
Disclosure of fair value measurement of liabilities [line items]
Borrowings		314
USD LIBOR
Disclosure of fair value measurement of liabilities [line items]
Borrowings	120	110
Lease liabilities	227	181
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount	42,353	44,055
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings	38,219	45,066
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings	31,710	24,454
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 6,509	£ 20,612